Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (4,349,555)	$ (6,559,856)	$ (8,629,780)	$ (11,052,427)	$ (10,058,996)	$ (4,163,008)
Basic & Diluted EPS, Shares	20,671,097	19,040,339	20,120,035	14,160,157	15,463,256	11,136,484
Basic & Diluted EPS, EPS	$ (0.21)	$ (0.34)	$ (0.43)	$ (0.78)	$ (0.65)	$ (0.37)